Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Payable [Abstract]
Other Payables
Note 8 – Other Payables

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Accrued expenses	459	263
Employee benefits	1,122	503
Contingent liability	217	217
Subsidiary government grant	218	-
Others	223	13

	2,239	996